Costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Costs
Inventories at the beginning of the year	$ 215,862	$ 39,146	$ 45,035
Purchases and expenses	257,642	230,430	199,486
Currency translation adjustments	(1,434)	(884)	(1,976)
Transfers	69,694	218,085	0
Impairment	(11,940)	(25,540)	0
Incorporated by business combination (i)	210	0	0
Inventories at the end of the year	(271,849)	(215,862)	(39,146)
Total costs	$ 258,185	$ 245,375	$ 203,399